Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Current liabilities	¥ 2,784,202	$ 436,901	¥ 1,720,023
Non current liabilities	¥ 183,365	$ 28,774	¥ 76,373
Common stock par or stated value per share | $ / shares		$ 0.0001		$ 0.0001
Common stock shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Treasury stock common shares	21,097,870	21,097,870	3,657,853
Common Class A [Member]
Common stock shares issued	748,953,103	748,953,103	11,533,640
Common stock shares outstanding	727,855,233	727,855,233	7,875,787
Common Class B [Member]
Common stock shares issued	140,830,401	140,830,401	121,108,037
Common stock shares outstanding	140,830,401	140,830,401	121,108,037
Series A Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | $ / shares		$ 0.0001		0.0001
Temporary equity shares authorized	0	0	60,000,000
Temporary equity shares issued	0	0	60,000,000
Temporary equity shares outstanding	0	0	60,000,000
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | $ / shares		$ 0.0001		0.0001
Temporary equity shares authorized	0	0	40,000,000
Temporary equity shares issued	0	0	40,000,000
Temporary equity shares outstanding	0	0	40,000,000
Series C Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | $ / shares		$ 0.0001		0.0001
Temporary equity shares authorized	0	0	147,068,133
Temporary equity shares issued	0	0	147,068,133
Temporary equity shares outstanding	0	0	147,068,133
Series D Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | $ / shares		$ 0.0001		0.0001
Temporary equity shares authorized	0	0	60,856,049
Temporary equity shares issued	0	0	60,856,049
Temporary equity shares outstanding	0	0	60,856,049
Series E Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | $ / shares		$ 0.0001		0.0001
Temporary equity shares authorized	0	0	144,073,367
Temporary equity shares issued	0	0	144,073,367
Temporary equity shares outstanding	0	0	144,073,367
Series F Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share | $ / shares		$ 0.0001		$ 0.0001
Temporary equity shares authorized	0	0	99,354,585
Temporary equity shares issued	0	0	99,354,585
Temporary equity shares outstanding	0	0	99,354,585
Variable Interest Entity, Primary Beneficiary [Member]
Current liabilities | ¥	¥ 2,789,346		¥ 2,089,447
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Current liabilities	2,762,123	$ 433,437	1,717,020
Non current liabilities	¥ 178,844	$ 28,065	¥ 76,373